Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity	Equity
a.Capital
The Company’s Memorandum and Articles of Association (“Articles of Association”) authorizes the issuance of up to US$100,000, consisting of 1,000,000,000 shares of par value US$0.0001. Of those authorized shares, (i) 500,000,000 are designated as Class A common shares, (ii) 250,000,000 are designated as Class B common shares, and (iii) 250,000,000 are undesignated as yet and may be issued as common shares or shares with preferred rights. Class B common shares are entitled to 10 votes per share and Class A common shares are entitled to one vote per share.
The Company currently has a total of 153,586,168 common shares issued and outstanding, of which 60,640,738 are Class A common shares and 92,945,430 are Class B common shares.
Conversion
The outstanding Class B common shares are convertible at any time as follows: (1) at the option of the holder, a Class B common share may be converted at any time into one Class A common share or (2) upon the election of the holders of a majority of the then-outstanding Class B common shares, all outstanding Class B common shares may be converted into a like number of Class A common shares. In addition, each Class B common share will convert automatically into one Class A common share upon any transfer, whether for value or no value, except for certain transfers described in the Articles of Association. Furthermore, each Class B common share will convert automatically into one Class A common share and no Class B common shares will be issued thereafter if, at any time, the total number of the issued and outstanding Class B common shares is less than 10% of the total number of shares outstanding.
Restrictions on transfer
Each of Patria Holdings Limited shareholders (which include entities beneficially owned by the founders of the Company and certain directors and executive officers) have agreed to lock-up restrictions on the sale of shares in Patria Holdings Limited for a period of five years from the consummation of the IPO, except for lock-up restrictions applicable to shares beneficially owned by certain key management, which terminated in 2024. Any exception to these restrictions would require an amendment or waiver of such limitations among the shareholders of Patria Holdings Limited.
As part of the Moneda business combination, Moneda’s former partners have entered into a Moneda Lock-Up Agreement restricting them from selling any shares held by them, disclosing their intention to sell any shares held by them, converting Class B common shares into Class A common shares, entering into any derivative transactions or making any demand for the registration of any shares held by them. These restrictions are in place from the fifth anniversary of the Moneda acquisition’s closing date (December 01, 2021) until the earlier of (a) the Moneda former partner’s termination of employment with the Group or its affiliates, and (b) the 60th day after the expiration of the relevant tax statute of limitations for 50% of the relevant collateral shares.
As of December 31, 2024, and December 31, 2023, the issued share capital was distributed as follows:

	2024		2023
	Shares	Capital (US$)	Shares	Capital (US$)

Total	153,586,168	15,358	148,253,938	14,826
Class A	60,640,738	6,063	55,308,508	5,531
Class B	92,945,430	9,295	92,945,430	9,295
b.Additional paid-in capital
The Additional Paid-in Capital amounts recorded as of December 31, 2024, and December 31, 2023, are presented below:

	2024	2023

Class A	389,497	314,592
Class B	186,101	186,102
Gross total	575,598	500,694
Utilized for dividends declared (refer to note 29(c))	(48,359)	—
Net additional paid-in capital	527,239	500,694
The movement in additional paid-in capital for December 31, 2024, is summarized below:
i.On January 10, 2024, the Company issued 1,879,977 Class A common shares (US$ 28.7 million) in part settlement of the Moneda deferred consideration.
ii.On February 28, 2024, and during the second half of 2024, the Company issued 595,898 and 323,600 Class A common shares, respectively, in part settlement of bonuses for selected employees and key management (US$ 12.5 million) (refer to note 15(a)).
iii.On April 1, 2024, the Company issued 337,992 Class A common shares to VBI’s previous owners as part of the VBI acquisition price adjustment that emerged from the CSHG deal (US$4.9 million).
iv.On May 16, 2024, the company issued 740,634 Class A common shares as part settlement of the Group’s Carried interest allocation liability outstanding (US$10.3 million).
v.On July 16, 2024, and August 26, 2024, the Company issued 903,988 and 245,355 Class A common shares, respectively, to the previous owners of Nexus as settlement of the business combination purchase consideration (US$14.7 million).
vi.On August 26, 2024, and August 30, 2024, the Company issued 303,388 and 1,398 Class A common shares, respectively, as settlement of the retention bonus payable to CSHG employees (US$3.7 million).
The movement in additional paid-in capital for December 31, 2023, is summarized below:
i.On June 15, 2023, the Company issued 682,741 Class A common shares of the Company in part settlement of the Kamaroopin acquisition payable (US$10.1 million).
ii.On November 30, 2023, the Company issued 378,267 Class A common shares of the Company in part settlement of the Igah acquisition payable (US$5.4 million).
c.Dividends
Dividends are declared and paid to the Company’s shareholders on a pro-rata basis deploying accumulated retained earnings. The current year’s dividends declared to date resulted in a depletion of available retained earnings, however, under Cayman Law, dividends may also be distributed out of additional paid-in capital. As a result, additional paid-in capital to the value of US$48,359 was transferred to retained earnings to fund the short-fall in accumulated retained earnings. The Group remains in a position to pay its debts as they fall due in the ordinary course of business.
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2024, 2023 and 2022 were:

Shareholder	2024		2023		2022
		US$		US$		US$

Class A	51,375	0.8716	53,687	0.9840	38,082	0.7020
Class B	81,008	0.8716	91,458	0.9840	65,247	0.7020
Total	132,383	0.8716	145,145	0.9840	103,329	0.7020
d.Share based incentive plans
The equity incentive programs under the long-term incentive plan (“LTIP”) are restricted share plans in which eligible participants include members of the Group’s management and its employees. Beneficiaries under the equity incentive programs are granted rights to shares based on certain criteria (time and performance vesting conditions). The final eligibility of any beneficiary to participate in the LTIP is determined by the LTIP Committee.
The LTIP was approved and launched on November 28, 2022. From 2022 going forward a maximum of 600,000 shares can be granted from the LTIP. As of December 31, 2024, Grants A and B disclosed below have been granted from the LTIP.
A new LTIP was approved and launched on February 26, 2024. From 2024 going forward, a maximum of 5,380,000 shares can be granted from the LTIP. As of December 31, 2024, Grant C and Matching program disclosed below have been granted from the LTIP.
Grant A
Grant A was provided to eligible participants commencing from January 2022 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant A shall not exceed 101,408 (84,506 Performance Restricted Units (“PSUs”) were granted to eligible participants under Grant A and the remaining 16,902 PSUs may be issued in the future, subject to the boost grant requirements being met.)
Grant B
Grant B was provided to eligible participants commencing from January 2023 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant B shall not exceed 357,132 (297,610 PSUs were granted to eligible participants under Grant B and the remaining 59,522 PSUs may be issued in the future, subject to the boost grant requirements being met.)
Grant C
Grant C was provided to eligible participants commencing from June 2024 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant C shall not exceed 3,387,278. PSUs totaling 2,822,732 were granted to eligible participants under Grant C, and the remaining 564,546 PSUs may be issued in the future, subject to the boost grant requirements being met. 543,953 Restricted Stock Units (“RSUs”) were also issued where eligible participants are required to remain in service for a specified period with no performance condition attached to the RSUs.
Matching program
The Matching program was provided to eligible participants commencing from February 2024 in accordance with the terms of the LTIP.
The defined maximum number of shares under the Matching program shall not exceed 924,008 RSUs which were granted during 2024.
IPO Grant
The IPO Grant was subject to the completion of the IPO registration and approved by the board of director’s meeting on May 19, 2021, and is closed to new participants. The IPO grant mirrors the vesting conditions of Grant A, excluding the commencement date and share price on grant date used for measuring achievement of time and vesting conditions.
The defined maximum number of shares under the IPO grant shall not exceed 410,115 (289,183 PSUs were granted and the remaining 120,932 PSU might be issued subject to the boost grant requirements being met).
The table below reflects the PSU activity for the years ending December 31, 2024, 2023 and 2022.

	IPO Grant	Grant A	Grant B	Grant C	Grant C	Matching program
	Number of PSUs (in thousands)				Number of RSUs (in thousands)

Outstanding, December 31, 2021	210	—	—	—	—	—
Granted	—	85	—	—	—	—
Forfeited	(26)	—	—	—	—	—
Outstanding, December 31, 2022	184	85	—	—	—	—
Granted	—	—	298	—	—	—
Forfeited	(53)	—	(1)	—	—	—
Outstanding, December 31, 2023	131	85	297	—	—	—
Granted	—	—	—	2,823	544	924
Forfeited	(26)	(20)	(37)	(38)	—	(16)
Outstanding, December 31, 2024	105	65	260	2,785	544	908
No shares were exercised, expired or vested during the period. Refer to note 23 for expenses incurred for the years ending December 31, 2024, 2023 and 2022.
The intention of the Committee as of December 31, 2024, was to settle any future vesting through delivery of Class A common shares of the Company to participants.

LTIP	Grant date	Weighted-average fair value

IPO grant	January 22, 2021	US$ 15.95
Grant A	December 1, 2022	US$ 9.15
Grant B	January 22, 2023	US$ 10.76
Grant C - PSU	January 19, 2024	US$ 9.82
Grant C - RSU	June 30, 2024	US$ 12.06
Matching program	February 28, 2024	US$ 14.89
The original weighted-average fair value of PSU and RSU shares was determined on the grant date and calculated based on a Monte Carlo simulation, which incorporates the effects of the performance conditions on the fair value. Dividends were not considered separately in the model since the participants are compensated with more shares when dividends are distributed during the vesting period and because the Total Shareholder Return (“TSR”) performance condition already considers dividends distributed as part of the calculation.
Reconciliation of the capital reserves account:

	Amount (US$)
Description	2024	2023	2022

Opening balance – January 01	2,960	1,495	764
Share based incentive plan expense	7,454	1,465	731
Bonus share plan (i)	11,627	—	—
Closing balance – December 31	22,041	2,960	1,495

(i)During the year ended December 2024, the company entered into a bonus share plan with senior employees providing them with the option to receive bonus payments in cash or equity. Equity settlement will be in the form of Class A common shares. In terms of IFRS 2 – Share-based payments, once the qualifying employees elected to receive cash or equity, the equity portion of the bonus payable is recognized directly in Equity of the company with no vesting conditions attached to the instruments. On December 31, 2024, an estimated amount of US$11.6 million was raised in capital reserves to be settled with Class A common shares of the Company. The post-tax amount of US$ 9.5 million was settled with the issuance of 803,627 shares during February 2025 (refer to note 33).
e.Earnings per share (basic and diluted)
Basic earnings per share have been calculated based on the Group’s consolidated profit for the year attributable to the holders of the Company’s common shares.
Share transactions that affected basic earnings per share
Moneda
On December 4, 2023, an amendment to the Moneda share purchase agreement was executed with Moneda’s former partners who are currently employees of the Group to settle the first installment of deferred consideration with equity through issuance of the Company’s Class A common shares (refer to note 21(b)(i)). On January 10, 2024, 1,879,977 Class A common shares were issued. The issue of shares was not contingent to any condition on December 4, 2023, therefore in terms of IAS33, the full impact of the issuance has been included in the basic earnings per share below for the year ended December 31, 2024, and December 31, 2023.
Employee-profit sharing
As disclosed under note 15(a) certain employees eligible to receive their employee-profit sharing awards for the year ending December 31, 2023, were settled with the Company’s Class A common shares. As the shares vested on receipt of the equity compensation, settled on February 28, 2024, the weighted average impact of the issuance (approximately 774,000 shares) has been included in the basic earnings per share below for the year ended December 31, 2024.
VBI
The Group closed the business combination of CSHG that triggered an acquisition price adjustment under the share purchase agreement between VBI’s previous owners and the Group for an addition consideration payable of R$50 million (approximately US$9.2 million). R$25 million (US$4.9 million) additional consideration was settled with the issue of Class A common shares of the company on April 01, 2024. The weighted average impact of the issuance (approximately 273,000 shares) has been included in the basic earnings per share below for the year ended December 31, 2024.
Carried interest allocation
The Board of Directors approved the issuance of Class A common shares as settlement of the carried interest allocation to the value of US$10.3 million. The weighted average impact of the issuance (approximately 465,000 shares) has been included in the basic earnings per share for the year ended December 31, 2024.
CSHG transaction bonus
Management of the acquired CSHG funds was compensated through the issue of Class A common shares of the company as part of the acquisition transaction between Credit Suisse and the Group, upon the transfer of the acquired funds to the Group. The transfer of funds was completed on July 22, 2024, with 304,786 Class A common shares of the company issued on August 26, 2024. The weighted average impact of the issuance (approximately 136,000 shares) has been included in the basic earnings per share below for the year ended December 31, 2024.
Nexus business combination
On July 16, 2024, and August 26, 2024, the Group issued 903,988 and 245,355 Class A common shares of the Company, respectively, to the previous owners of Nexus as settlement of the purchase consideration. The weighted average impact of the issuance (approximately 531,000 shares) has been included in the basic earnings per share for the year ended December 31, 2024.
VBI call option exercised
On August 01, 2024, the Group exercised its option to acquire the remaining 50% interest in VBI. The option arrangement was put in place between the Group and the non-controlling interest of VBI upon the business combination that took place during July 2022. The option arrangement includes the acquisition of 50% common shares and the preferred stock from previous owners of VBI with the purchase consideration that includes an equity settlement of R$175.3 million (approximately US$28.3 million) that will be settled with Class A common shares of the company in two equal tranches during January 2025 and January 2026. Except for the passage of time, no vesting conditions are linked to the issue of the shares and as required by IAS33, the weighted average impact of approximately 981,000 shares has been included in the basic earnings per share below for the year ended December 31, 2024.
Potential share transactions considered for diluted earnings per share
Share based incentive plans
The dilutive effect of the equity incentive programs is dependent on whether vesting conditions are deemed to be met on the reporting date. As of December 31, 2024, and December 31, 2023, the TSR performance conditions were not met. Equity incentive programs with vesting conditions could potentially dilute basic earnings per share in future.
The weighted average impact of share-based incentive plans without performance conditions (RSU shares) was included as part of calculated diluted earnings per share for the year ended December 31, 2024 (approximately 256,000 shares).
Igah
The impact from Igah Option arrangements to be settled in Class A common shares of the Company was excluded from the calculated diluted earnings per share as, according to IAS33, call options will always have an anti-dilutive effect.
CSHG deferred consideration – with vesting requirements
Key employees of the acquired CSHG funds will be compensated through the issue of Class A common shares of the Company as part of the business combination between the Group and Credit Suisse. The total future and outstanding compensation of approximately US$9.7 million is subject to a vesting period from 2026 until 2030. The weighted average number of potential shares to be issued in future, if vesting conditions are met, was included in the calculation of diluted earnings per share for the year ended December 31, 2024 (approximately 149,000 shares).
Moneda
On November 29, 2024, The Group and Moneda’s former partners agreed to postpone the second deferred payment that was due on December 01, 2024. On November 29, 2024, the potential for shares to be issued arose. The potential issue of shares will not be subject to any condition, therefore in terms of IAS33, the weighted impact of the potential issuance has been included in the diluted earnings per share below for the year ended December 31, 2024 (approximately 223,000 shares).
There are no further outstanding financial instruments or agreements convertible into potentially dilutive common shares for the year ended December 31, 2024.

	2024	2023	2022

Net income for the year attributable to the Owners of the Company	71,875	118,400	92,957
Basic weighted average number of shares	153,293,782	148,207,379	147,221,698
Basic earnings per thousand shares	0.46887	0.79888	0.63141
Diluted weighted average number of shares	153,921,883	148,679,965	147,226,334
Diluted earnings per thousand shares	0.46696	0.79634	0.63139
f.Cumulative Translation Adjustments
The Company translates the financial information of its subsidiaries from their functional currency to U.S. dollars, which is the Company’s and the Group’s presentation currency. The effects of the translation are accounted for and presented on Equity under the caption “Cumulative Translation Adjustments”.
g.Non-controlling interests
As of December 31, 2024, the Group had five subsidiaries with non-controlling interests as per the table below.

		Equity			Income (Loss)
Non-controlling interest	Interest	2024	2023	2022	2024	2023	2022

VBI Real Estate	0.0%	—	(37,564)	(39,330)	1,842	2,128	1,147
Patria Asset Management	49.26%	17,076	16,417	—	733	287	—
Tria	33.33%	(7,523)	—	—	1,182	—	—
Patria Real Estate Latam*	1.10%	70	—	—	20	—	—
PEVC I General Partner IV*	42.92%	28	—	—	42	—	—
SH Manco Holding*	25.00%	203	—	—	(7)	—	—
		9,854	(21,147)	(39,330)	3,812	2,415	1,147

*In accordance with IFRS 12, the Group shall disclose financial information of subsidiaries where non-controlling interest is material to the Group. Due to low values attributable to the non-controlling interest in these subsidiaries, no additional information is disclosed in these consolidated financial statements.
Set below is summarized financial information for subsidiaries that have material non-controlling interests. The amounts disclosed are before inter-company eliminations.
Statement of Financial Position – 2024 and 2023

Summarized Statement of Financial Position	VBI Real Estate		Patria Asset Management		Tria
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Current assets	—	8,142	10,651	6,867	50,133	—
Current liabilities	—	(8,285)	(4,644)	(1,364)	(34,731)	—
Current net assets	—	(143)	6,007	5,503	15,402	—

Non-current assets	—	26,613	17,207	16,317	7,990	—
Non-current liabilities	—	(614)	(707)	(57)	(4,100)	—
Non-current net assets	—	25,999	16,500	16,260	3,890	—

Net assets	—	25,856	22,507	21,763	19,292	—
Statement of profit or loss – 2024

Summarized Income Statement	VBI Real Estate	Allocated to NCI	Patria Asset Management	Allocated to NCI	Tria	Allocated to NCI
	For 7 months ended July 31, 2024*		For 12 months ended December 31, 2024		For 9 months ended December 31, 2024
	100.0%	50.00%	100.0%	49.26%	100.0%	33.33%

Net revenue from services	9,738	4,869	12,537	6,176	—	—
Amortization of intangible assets - NCI	—	(315)	—	(740)	—	—
Personnel expenses	(1,906)	(953)	(6,101)	(3,005)	(1,339)	(446)
Amortization of intangible assets	(668)	(334)	—	—	(29)	(10)
General and administrative expenses	(1,058)	(529)	(1,658)	(817)	(376)	(126)
Share of profits of associates	(356)	(178)	—	—	—	—
Other income/(expenses)	—	—	(23)	(11)	6,567	2,189
Net financial income/(expenses)	(276)	(138)	(98)	(49)	551	184
Income before income tax	5,474	2,422	4,657	1,554	5,374	1,791

Income taxes	(1,160)	(580)	(1,666)	(821)	(1,827)	(609)
Current	(1,420)	(710)	(2,175)	(1,072)	—	—
Deferred	260	130	509	251	(1,827)	(609)
Net income for the period	4,314	1,842	2,991	733	3,547	1,182

*    The non-controlling interest for VBI was derecognized on August 01, 2024, with non-controlling interest having no share remaining in VBI balances on December 31, 2024. The non-controlling interest of VBI shared in profits of VBI up to July 31, 2024.
Statement of profit or loss 2023

Summarized Income Statement	VBI Real Estate	Allocated to NCI	Patria Asset Management	Allocated to NCI
	For 12 months ended December 31, 2023		For 2 months ended December 31, 2023
	2023		2023

Net revenue from services	13,008	6,504	1,993	977

Personnel expenses	(3,070)	(1,535)	(742)	(364)
Amortization of intangible assets	(1,870)	(935)	—	—
General and administrative expenses	(1,892)	(946)	(179)	(88)
Share of profits of associates	(222)	(111)	—	—
Other income/(expenses)	(6)	(3)	(151)	(74)
Net financial income/(expenses)	(148)	(74)	(25)	(12)
Income before income tax	5,800	2,900	896	439

Income taxes	(1,544)	(772)	(310)	(152)
Current	(1,460)	(730)	(293)	(144)
Deferred	(84)	(42)	(17)	(8)
Net income for the period	4,256	2,128	586	287
Reconciliation of the non-controlling interest balance for the years ended December 31, 2024, 2023 and 2022:

	VBI Real Estate	Patria Asset Management	Tria	Other (a)	Total

Balance on December 31, 2021	—	—	—	—	—
Recognized in business combination	13,729	—	—	—	13,729
Net income for the period	1,147	—	—	—	1,147
Gross obligation under put option	(55,490)	—	—	—	(55,490)
Cumulative translation adjustment	1,284	—	—	—	1,284
Balance on December 31, 2022	(39,330)	—	—	—	(39,330)
Recognized in business combination	—	15,147	—	—	15,147
Net income for the period	2,128	287	—	—	2,415
Dividends declared (b)	(3,663)	—	—	—	(3,663)
Capital contributions	4,743	—	—	—	4,743
Cumulative translation adjustment	(1,442)	983	—	—	(459)
Balance on December 31, 2023	(37,564)	16,417	—	—	(21,147)
Recognized in business combination	—	—	6,604	—	6,604
Net income for the period	1,842	733	1,182	55	3,812
Dividends declared (b)	(6,227)	(517)	—	—	(6,744)
Capital contributions	2,204	—	—	248	2,452
Gross obligation under put option	—	—	(17,117)	—	(17,117)
Derecognition of non-controlling interest	36,233	—	—	—	36,233
Cumulative translation adjustment	3,512	443	1,808	(2)	5,761
Balance on December 31, 2024	—	17,076	(7,523)	301	9,854

(a)Represents the non-controlling interest in Patria Real Estate Latam, PEVC I General Partner IV and SH Manco Holding.
(b)The dividends declared to non-controlling interests represent the share of the subsidiary’s profits that are distributed to the shareholders who hold the non-controlling interests. These dividends are accounted for as a decrease in equity attributable to non-controlling interests.
Gross obligation – non-controlling interest
The Tria business combination includes put option arrangements relating to the non-controlling interest as disclosed in note 21(d). The amounts payable under the option arrangements are recognized as financial instruments reflecting the present value of the expected gross obligation payable under the arrangements and form part of non-controlling interest in the consolidated statement of changes in equity. As of December 31, 2024, the gross obligations had a present value of US$ 14.0 million (December 31, 2023: US$ 81.6 million that related to VBI. The VBI call option was exercised on August 01, 2024, that resulted in the derecognition of the related gross obligation).